Loans Held for Investment (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Composition of Net Loans Held for Investment by Class

The composition of net loans held for investment by class as of December 31, 2020 and 2019 is as follows:

	2020	2019
	(dollars in thousands)
Commercial
Commercial	$64,334	$59,075
SBA Paycheck Protection Program (PPP)	76,398	—
Real estate - commercial	147,229	130,998
Other real estate construction loans	32,920	23,043
Noncommercial
Real estate 1-4 family construction	7,709	7,600
Real estate - residential	75,000	71,370
Home equity	51,615	51,216
Consumer loans	11,073	12,957
Other loans	3,098	1,939
	469,376	358,198
Less:
Allowance for loan losses	(4,402)	(1,981)
Deferred loan fees, net	(1,635)	(248)
Loans held for investment, net	$463,339	$355,969